Employees' Profit Sharing Plan (Details) - Deferred profit sharing plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 4,200	$ 3,850	$ 3,750